Fair Value (Details Textual) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Proceeds from Sale of Wholly Owned Real Estate and Real Estate Acquired in Settlement of Loans			$ 347,000	$ 48,000
Other Real Estate, Total	2,472,000	2,472,000	2,377,000
Fair Value, Option, Changes in Fair Value, Gain (Loss)	83,000	1,200,000
Other Real Estate Owned [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other Real Estate, Total	2,472,000	2,472,000	4,500,000
Other Real Estate, Valuation Adjustments		2,100,000	2,100,000
Impaired Financing Receivable, Recorded Investment, Total	7,100,000	8,300,000	6,000,000
Impaired Financing Receivable, Related Allowance	$ 600,000	$ 600,000	$ 200,000
Impairment Calculation Method, Description	Various techniques are used to valuate OREO and impaired loans. All loans for which the underlying collateral is real estate, either construction, land, commercial, or residential, an independent appraisal is used to identify the value of the collateral. The approaches within the appraisal report include sales comparison, income, and replacement cost analysis. The resulting value will be adjusted by a selling cost of 9.5% and the residual value will be used to determine if there is an impairment. Commercial loans and leases and consumer utilize a liquidation approach to the impairment analysis	Various techniques are used to valuate OREO and impaired loans. All loans for which the underlying collateral is real estate, either Construction, Land, Commercial, or Residential, an independent appraisal is used to identify the value of the collateral. The approaches within the appraisal report include sales comparison, income, and replacement cost analysis. The resulting value will be adjusted by a selling cost of 9.5% and the residual value will be used to determine if there is an impairment. Commercial loans and leases and consumer utilize a liquidation approach to the impairment analysis.